Non-trading securities	12 Months Ended
Mar. 31, 2017
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2016 and 2017.

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥93,982	¥5,708	¥440	¥99,250
Foreign government, agency and municipal securities	32,901	3,394	261	36,034
Corporate bonds	119,728	9,022	712	128,038
Equity securities	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

	Millions of yen
	March 31, 2017
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Japanese government, agency and municipal securities	¥89,851	¥3,953	¥585	¥93,219
Foreign government, agency and municipal securities	¥25,326	¥2,434	¥198	¥27,562
Corporate bonds	117,140	6,942	930	123,152
Equity securities	42,947	21,826	22	64,751

Total	¥275,264	¥35,155	¥1,735	¥308,684

For the year ended March 31, 2016, non-trading securities of ¥63,752 million were disposed of resulting in ¥3,841 million of realized gains and ¥631 million of realized losses. Total proceeds received from these disposals were ¥66,962 million. For the year ended March 31, 2017, non-trading securities of ¥63,100 million were disposed of resulting in ¥4,696 million of realized gains and ¥1,304 million of realized losses. Total proceeds received from these disposals were ¥66,492 million. Related gains and losses were computed using the average method. There were no transfers of non-trading securities to trading assets for the year ended March 31, 2016 and 2017.

The following table presents an analysis of the fair value of non-trading debt securities by residual contractual maturity as of March 31, 2017. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2017
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥243,933	¥43,950	¥120,059	¥59,020	¥20,904

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2016 and 2017.

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥12,835	¥437	¥13,673	¥3	¥26,508	¥440
Foreign government, agency and municipal securities	6,911	261	—	—	6,911	261
Corporate bonds	20,471	712	—	—	20,471	712
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646

	Millions of yen
	March 31, 2017
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Japanese government, agency and municipal securities	¥27,318	¥585	¥0	¥0	¥27,318	¥585
Foreign government, agency and municipal securities	3,366	198	—	—	3,366	198
Corporate bonds	28,398	930	—	—	28,398	930
Equity securities	1,394	22	—	—	1,394	22

Total	¥60,476	¥1,735	¥0	¥0	¥60,476	¥1,735

As of March 31, 2016, the total number of non-trading securities in unrealized loss positions was 52. As of March 31, 2017, the total number of non-trading securities in unrealized loss positions was 41.

For the year ended March 31, 2016, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥486 million. For the year ended March 31, 2016, credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was not significant.

For the year ended March 31, 2016, the non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities and reported within Other comprehensive income (loss) were ¥(28) million. Other gross unrealized losses of non-trading securities were considered temporary.

For the year ended March 31, 2017, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥1,080 million. For the year ended March 31, 2017, credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥226 million.

For the year ended March 31, 2017, the non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities and reported within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.